Provision for post-employment benefits - Sensitivity Analysis of Significant Actuarial Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, increase in longevity	1 year	1 year
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Discount rate | United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ (3.6)	£ (7.6)
Increase/(decrease) in benefit obligation, due to decrease in assumption	3.8	8.0
Discount rate | North America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(4.4)	(6.4)
Increase/(decrease) in benefit obligation, due to decrease in assumption	4.6	6.6
Discount rate | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(2.0)	(3.4)
Increase/(decrease) in benefit obligation, due to decrease in assumption	2.1	3.6
Discount rate | Other
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(0.5)	(0.6)
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ 0.6	£ 0.6
Rate of increase in salaries
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Rate of increase in salaries | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 0.5	£ 0.8
Increase/(decrease) in benefit obligation, due to decrease in assumption	(0.5)	(0.8)
Rate of increase in salaries | Other
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	0.5	0.5
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ (0.5)	£ (0.5)
Rate of increase in pensions in payment
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Rate of increase in pensions in payment | United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 0.7	£ 0.9
Increase/(decrease) in benefit obligation, due to decrease in assumption	(0.6)	(0.9)
Rate of increase in pensions in payment | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	1.1	1.7
Increase/(decrease) in benefit obligation, due to decrease in assumption	(1.0)	(1.7)
Life expectancy | United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	6.8	13.3
Life expectancy | North America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	4.2	5.3
Life expectancy | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 2.6	£ 4.2